Credit-related arrangements, repurchase agreements and commitments (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of contractual obligation, fiscal year maturity
The following table summarizes the Bank's commitments for sourcing and other agreements:

Year ending December 31	Sourcing	Other	Total
2025	11,233	27,700	38,933
2026	9,092	18,122	27,214
2027	—	12,896	12,896
2028	—	7,549	7,549
2029	—	3,292	3,292
2030 & thereafter	—	19	19
Total commitments	20,325	69,578	89,903

Schedule of fair value, off-balance sheet risks

Outstanding unfunded commitments to extend credit	December 31, 2024	December 31, 2023
Commitments to extend credit	475,289	496,577
Documentary and commercial letters of credit	1,576	1,824
Total unfunded commitments to extend credit	476,865	498,401
Allowance for credit losses	(90)	(302)

Schedule of credit-related arrangements	The following table presents the outstanding financial guarantees. Collateral is shown at estimated market value less selling cost. Where the collateral is cash, it is shown gross including accrued income.

	December 31, 2024			December 31, 2023
Outstanding financial guarantees	Gross	Collateral	Net	Gross	Collateral	Net
Standby letters of credit	236,220	207,267	28,953	244,288	237,139	7,149
Letters of guarantee	1,792	1,756	36	3,529	3,493	36
Total	238,012	209,023	28,989	247,817	240,632	7,185